Employee Benefits - Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Total countries [Domain Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Funded status, end of year		€ (393)		€ (435)
Net asset (liability) recognized		(418)	[1]	(479)	[2]
Total countries [Domain Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		18,646		19,113
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		296		318
Interest cost		379		397
Past service cost and gain or loss arising from settlements		(16)		27
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		(434)		101
Actuarial gain or loss arising from changes in demographic assumptions		45		(33)
Actuarial gain or loss arising from experience		(30)		(24)
Cash flow and other changes [Abstract]
Contributions by plan participants		19		18
Benefits paid		(803)		(840)
Payments in respect to settlements		(11)		(26)
Acquisitions/Divestitures, Cashflows and other changes		(2)		0
Exchange rate changes		31		(403)
Other, Cash Flow and Other Changes		0		(2)
Change in the present value of the defined benefit obligation: Balance, end of year		18,120		18,646
thereof, Reconciliation
Unfunded		315		325
Funded		17,805		18,321
Total countries [Domain Member] | Change in fair value of plan assets [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		375		388
Cash flow and other changes [Abstract]
Contributions by plan participants		19		18
Benefits paid	[3]	(767)		(806)
Payments in respect to settlements		(12)		(26)
Acquisitions/Divestitures, Cashflows and other changes		(2)		0
Exchange rate changes		6		(388)
Other, Cash Flow and Other Changes		0		(1)
thereof, Reconciliation
Change in fair value of plan assets: Balance, beginning of year		18,211		18,519
Return from plan assets less interest income		(655)		21
Contributions by the employer		558		491
Plan administration costs		(6)		(5)
Change in fair value of plan assets: Balance, end of year		17,727		18,211
Total countries [Domain Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Cash flow and other changes [Abstract]
Exchange rate changes		(1)		2
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		(44)		0
Changes in irrecoverable surplus		20		(46)
Change in irrecoverable surplus (asset ceiling): Balance, end of year		(25)		(44)
Germany [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Funded status, end of year		(1,076)		(1,087)
Net asset (liability) recognized		(1,076)		(1,087)
Germany [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		12,090		11,978
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		204		213
Interest cost		203		202
Past service cost and gain or loss arising from settlements		(33)		34
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		(135)		76
Actuarial gain or loss arising from changes in demographic assumptions		98	[4]	0
Actuarial gain or loss arising from experience		(38)		(3)
Cash flow and other changes [Abstract]
Contributions by plan participants		3		3
Benefits paid		(437)		(413)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		(2)		0
Exchange rate changes		0		0
Other, Cash Flow and Other Changes		0		0
Change in the present value of the defined benefit obligation: Balance, end of year		11,953		12,090
thereof, Reconciliation
Unfunded		0		2
Funded		11,953		12,088
Germany [Member] | Change in fair value of plan assets [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		187		187
Cash flow and other changes [Abstract]
Contributions by plan participants		3		3
Benefits paid	[3]	(437)		(413)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		(1)		0
Exchange rate changes		0		0
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Change in fair value of plan assets: Balance, beginning of year		11,003		10,975
Return from plan assets less interest income		(351)		(187)
Contributions by the employer		473		438
Plan administration costs		0		0
Change in fair value of plan assets: Balance, end of year		10,877		11,003
Germany [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Cash flow and other changes [Abstract]
Exchange rate changes		0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		0		0
Changes in irrecoverable surplus		0		0
Change in irrecoverable surplus (asset ceiling): Balance, end of year		0		0
UK [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Funded status, end of year		1,016		1,026
Net asset (liability) recognized		1,016		1,026
UK [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		4,176		4,496
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		30		34
Interest cost		104		114
Past service cost and gain or loss arising from settlements		18		4
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		(187)		(43)
Actuarial gain or loss arising from changes in demographic assumptions		(48)		(16)
Actuarial gain or loss arising from experience		(7)		(17)
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Benefits paid		(176)		(245)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		(42)		(151)
Other, Cash Flow and Other Changes		0		0
Change in the present value of the defined benefit obligation: Balance, end of year		3,868		4,176
thereof, Reconciliation
Unfunded		10		12
Funded		3,858		4,164
UK [Member] | Change in fair value of plan assets [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		130		135
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Benefits paid	[3]	(175)		(244)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		(53)		(183)
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Change in fair value of plan assets: Balance, beginning of year		5,202		5,352
Return from plan assets less interest income		(218)		144
Contributions by the employer		0		0
Plan administration costs		(2)		(2)
Change in fair value of plan assets: Balance, end of year		4,884		5,202
UK [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Cash flow and other changes [Abstract]
Exchange rate changes		0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		0		0
Changes in irrecoverable surplus		0		0
Change in irrecoverable surplus (asset ceiling): Balance, end of year		0		0
US [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Funded status, end of year		(263)		(310)
Net asset (liability) recognized		(263)		(310)
US [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		1,401		1,548
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		17		21
Interest cost		49		56
Past service cost and gain or loss arising from settlements		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		(89)		65
Actuarial gain or loss arising from changes in demographic assumptions		(3)		(6)
Actuarial gain or loss arising from experience		11		5
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Benefits paid		(114)		(99)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		65		(189)
Other, Cash Flow and Other Changes		0		0
Change in the present value of the defined benefit obligation: Balance, end of year		1,337		1,401
thereof, Reconciliation
Unfunded		193		195
Funded		1,144		1,206
US [Member] | Change in fair value of plan assets [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		38		44
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Benefits paid	[3]	(102)		(86)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		52		(147)
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Change in fair value of plan assets: Balance, beginning of year		1,091		1,219
Return from plan assets less interest income		(53)		32
Contributions by the employer		52		31
Plan administration costs		(4)		(2)
Change in fair value of plan assets: Balance, end of year		1,074		1,091
US [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Cash flow and other changes [Abstract]
Exchange rate changes		0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		0		0
Changes in irrecoverable surplus		0		0
Change in irrecoverable surplus (asset ceiling): Balance, end of year		0		0
Other [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Funded status, end of year		(70)		(64)
Net asset (liability) recognized		(95)		(108)
Other [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		979		1,091
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		45		50
Interest cost		23		25
Past service cost and gain or loss arising from settlements		(1)		(11)
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		(23)		3
Actuarial gain or loss arising from changes in demographic assumptions		(2)		(11)
Actuarial gain or loss arising from experience		4		(9)
Cash flow and other changes [Abstract]
Contributions by plan participants		16		15
Benefits paid		(76)		(83)
Payments in respect to settlements		(11)		(26)
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		8		(63)
Other, Cash Flow and Other Changes		0		(2)
Change in the present value of the defined benefit obligation: Balance, end of year		962		979
thereof, Reconciliation
Unfunded		112		116
Funded		850		863
Other [Member] | Change in fair value of plan assets [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		20		22
Cash flow and other changes [Abstract]
Contributions by plan participants		16		15
Benefits paid	[3]	(53)		(63)
Payments in respect to settlements		(12)		(26)
Acquisitions/Divestitures, Cashflows and other changes		(1)		0
Exchange rate changes		7		(58)
Other, Cash Flow and Other Changes		0		(1)
thereof, Reconciliation
Change in fair value of plan assets: Balance, beginning of year		915		973
Return from plan assets less interest income		(33)		32
Contributions by the employer		33		22
Plan administration costs		0		(1)
Change in fair value of plan assets: Balance, end of year		892		915
Other [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Cash flow and other changes [Abstract]
Exchange rate changes		(1)		2
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		(44)		0
Changes in irrecoverable surplus		20		(46)
Change in irrecoverable surplus (asset ceiling): Balance, end of year		€ (25)		€ (44)

[1]	Thereof EUR1,097million recognized in Other assets and EUR1,515million in Other liabilities.
[2]	Thereof EUR1,113million recognized in Other assets and EUR1,592million in Other liabilities.
[3]	For funded plans only.
[4]	Resulting predominantly from updated mortality assumptions (Heubeck 2018G instead of Heubeck 2005G)